SCUDDER
PURE NO-LOAD(TM) FUNDS     [LOGO]

A Prospectus for
Two Money
Market Funds
Tailored To Meet
Your Needs

This Outer Cover Not Part of Prospectus

Scudder Cash Investment Trust offered herein is an open-end management investment company. Scudder Premium Money Market Shares also offered herein, is a class of shares of Scudder Money Market Series, a portfolio of Scudder Fund, Inc., an open-end management investment company.

This combined prospectus sets forth concisely the information about Scudder Cash Investment Trust and Scudder Premium Money Market Shares that a prospective investor should know before investing. Please retain it for future reference.

Shares of the Funds are not insured or guaranteed by the U.S. Government. Each Fund seeks to maintain a constant net asset value of $1.00 per share, but there can be no assurance that the stable net asset value will be maintained.

If you require more detailed information, a Statement of Additional Information dated November 1, 1997 for Scudder Cash Investment Trust and July 7, 1997 for Scudder Premium Money Market Shares, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statements, which are incorporated by reference into this prospectus, have been filed with the Securities and Exchange Commission and are available along with other related materials on the SEC's Internet Web Site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 5.

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NOT FDIC-   MAY LOSE VALUE
INSURED     NO BANK GUARANTEE
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315-2-117 [SOY LOGO]   [LOGO] Printed on recycled paper


SCUDDER [LOGO]


Scudder Cash
Investment Trust
---------------------------------
November 1, 1997


Scudder Money Market Series --
Scudder Premium Money
Market Shares
---------------------------------
July 7, 1997

Two pure no-load(TM) (no sales charges) money market mutual funds seeking to provide money market income while maintaining liquidity and stability of capital.

Expense information

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How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Cash Investment Trust. By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one Fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

      Sales commissions to purchase shares (sales load)            NONE
      Commissions to reinvest dividends                            NONE
      Redemption fees                                              NONE*
      Fees to exchange shares                                      NONE


2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended June 30, 1997.

      Investment management fee (after waiver)                     0.40%**
      12b-1 fees                                                   NONE
      Other expenses                                               0.45%
                                                                   -----
     Total Fund operating expenses (after waiver)                  0.85%**
                                                                   =====


Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


      1 Year             3 Years          5 Years         10 Years
      ------             -------          -------         --------
        $9                 $27              $47             $105


See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


** Until October 31, 1998, the Adviser has agreed to waive all or a portion of its investment management fee payable by the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.85% of the average daily net assets of the Fund. This expense information has been restated to reflect current fees. Actual annualized Fund expenses for the fiscal year ended June 30, 1997 were: investment management fee 0.41%, other expenses 0.45% and total operating expenses 0.86%.

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Expense information

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How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Premium Money Market Shares (the "Shares") a class of Scudder Money Market Series (the "Fund")*. By reviewing this table and those in other mutual funds' prospectuses, you can compare the fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another.

As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

      Sales commissions to purchase shares (sales load)            NONE
      Commissions to reinvest dividends                            NONE
      Redemption fees                                              NONE**
      Fees to exchange shares                                      NONE

2) Annual operating expenses: Estimated expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the initial fiscal period ending December 31, 1997.

      Investment management fee (after waiver)                     0.20%***
      12b-1 fees                                                   NONE
      Other expenses                                               0.20%
                                                                   -----
      Total operating expenses (after waiver)                      0.40%***
                                                                   =====
Example

Based on the estimated level of total operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)

                         1 Year                  3 Years
                         ------                  -------
                           $4                      $13

See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual expenses and return vary from year to year and may be higher or lower than those shown.

* The information set forth on this page relates only to the Fund's Scudder Premium Money Market Shares. The Fund also offers two other classes of shares, Scudder Money Market Managed Shares and Scudder Money Market Institutional Shares, which may have different fees and expenses (which may affect performance), have different minimum investment requirements and are entitled to different services. Information about these other classes may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470.

** You may redeem by writing or calling the Fund or by Write-A-Check. If you wish to receive your redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."

*** Until December 31, 1997 the Adviser has agreed to waive a portion of its investment management fee. If the Adviser had not agreed to waive a portion of the investment management fee, the investment management fee would be 0.25% and it is estimated that the total operating expenses for the Shares would be 0.45% for the initial fiscal period.
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Financial highlights

Scudder Cash Investment Trust

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The following table includes selected data for a share outstanding throughout each year and other performance information derived from the audited financial statements.


If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated June 30, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.



                                                                       Years Ended June 30,
                                  1997      1996      1995      1994      1993      1992      1991      1990      1989      1988
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Net asset value, beginning of   --------------------------------------------------------------------------------------------------
  period .....................  $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                --------------------------------------------------------------------------------------------------
Net investment income ........     .046      .048      .048      .027      .027      .047      .069      .080      .082      .064
Distributions from net
  investment income and
  net realized capital gains..    (.046)    (.048)    (.048)    (.027)    (.027)    (.047)    (.069)    (.080)    (.082)    (.064)
                                --------------------------------------------------------------------------------------------------
Net asset value, end of period  $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                --------------------------------------------------------------------------------------------------
Total Return (%) .............     4.73      4.89      4.90      2.77      2.75      4.76      7.13      8.23      8.49      6.59
Ratios and Supplemental Data
Net assets, end of period
  ($ millions) ...............    1,431     1,387     1,520     1,430     1,119     1,361     1,736     1,644     1,563     1,370
Ratio of operating expenses,
  net to average daily net
  assets (%) .................      .86       .83       .78       .82       .78       .70       .66       .67       .66       .68
Ratio of operating expenses
  before expense reduction,
  to average daily net
  assets (%) .................      .86       .83       .78       .82       .78       .70       .66       .67       .66       .68
Ratio of net investment
  income to average daily
  net assets (%) .............     4.63      4.79      4.84      2.78      2.72      4.58      6.91      7.93      8.21      6.44


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A message from Scudder's chairman
---------------------------------

[PHOTO]


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $125 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


                                       /s/ Daniel Pierce


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The Funds
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Investment objectives

o     Scudder Cash Investment Trust

      stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income from money market securities

o     Scudder Money Market Series -- Scudder Premium Money Market Shares

      as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity

Investment characteristics

o     stable $1.00 share price
o     fluctuating yield
o     convenient, daily liquidity
o     dividends declared daily and paid monthly

Contents

Introduction .............................  10
Scudder Cash Investment Trust ............  10
Scudder Premium Money Market Shares ......  11
Additional information about common
  policies, investments and investment
  restrictions ...........................  13
Scudder Money Market Series--Additional
  investments ............................  14
Distribution and performance information .  16
Fund organization ........................  17
Transaction information ..................  21
Shareholder benefits .....................  25
Purchases ................................  28
Exchanges and redemptions ................  30
Investment products and services .........  25
How to contact Scudder ............ Back cover

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Introduction
---------------------------------

Scudder Cash Investment Trust and Scudder Money Market Series (each a "Fund," collectively the "Funds"), are money market mutual funds advised by Scudder, Stevens & Clark, Inc. (the "Adviser"). The two Funds' prospectuses are presented together so you can understand their important differences and decide which Fund is most suitable for your investment needs.

Each Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that each Fund's objectives will be met.

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Scudder Cash Investment Trust
---------------------------------


Investment objective

The investment objective of Scudder Cash Investment Trust, a diversified, open-end management investment company, is to seek to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The Fund seeks to achieve its objective by investing in money market securities. The Fund also seeks to maintain a constant net asset value of $1.00 per share and declares dividends daily.


Investments


The Fund purchases U.S. dollar-denominated securities with remaining maturities of 397 calendar days or less, except in the case of U.S. Government securities which may have remaining maturities of 762 calendar days or less. The dollar-weighted average maturity of the Fund's portfolio will vary with money market conditions, but is always 90 days or less. All securities in the Fund's portfolio must meet credit quality standards pursuant to procedures established by the Trustees. Generally, the Fund may purchase only securities which are rated, or issued by a company with comparable securities rated, within the two highest quality rating categories of one or more of the following rating agencies: Moody's Investor Services, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Investors Service, Inc. ("Fitch"). If a security is unrated, the Fund may purchase the security if, in the opinion of the Adviser, the credit quality of the security is deemed equivalent to the rated securities mentioned above. Amendments have been proposed to the federal rules regulating quality, maturity and diversification requirements of money market funds, like the Fund. If the amendments are adopted, the Fund intends to comply with such new requirements.


The Fund may invest in short-term securities consisting of: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of supranational organizations such as the International Bank for Reconstruction and Development (the World Bank); obligations of domestic banks and foreign branches of domestic banks, including bankers' acceptances, certificates of deposit, deposit notes and time deposits; and obligations of savings and loan institutions.

The Fund may also invest in: instruments whose credit has been enhanced by banks (letters of credit), insurance companies (surety bonds) or other corporate entities (corporate guarantees); corporate obligations, including commercial paper, notes, bonds, loans and loan participations; securities with variable or floating interest rates; when-issued securities; asset-backed securities, including certificates, participations and notes; municipal securities, including notes, bonds and participation interests, either taxable or tax free; and illiquid or restricted securities.


In addition, the Fund may invest in repurchase agreements and securities with put features.

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase those securities at a specified time and price. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities might be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Each of the above referenced eligible investments and investment practices have certain risks associated with them. For a more complete description, please refer to the Fund's Statement of Additional Information.

Why invest in the Fund?

The Fund can be appropriate for investors who are concerned about stability of principal. If investors are just starting out and want their assets to grow in a stable investment, if they want to keep their nest egg safe and handy, or if they are simply looking to "park" their investment capital for a short time, a money market fund may be a good choice.

One appealing characteristic of a money market fund is that it seeks to maintain a stable share price. Thus, not only should investors have the value of their initial investment maintained, they ordinarily will have earnings on that investment, plus earnings on those earnings, if dividends are reinvested.

In general, the level of income from a money market fund is affected by the quality of the Fund's investments. The Fund invests in a broad range of money market securities which are of high quality.

Another important feature of the Fund is daily liquidity. Investors can gain access to their cash by toll-free telephone redemption or with our convenient check writing option.
Shareholders may write checks of at least $100.

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Scudder Premium Money Market
Shares
---------------------------------

Investment objectives

Scudder Money Market Series, a diversified series of Scudder Fund, Inc. (the "Corporation"), an open-end management investment company, seeks to provide investors with as high a level of current income as is consistent with its investment policies and with preservation of capital and liquidity. Scudder Premium Money Market Shares is a class of the Fund.

The Fund invests exclusively in a broad range of short-term money market instruments that have remaining maturities of not more than 397 calendar days and certain repurchase agreements. These money market securities consist of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, taxable and tax-exempt municipal obligations, corporate and bank obligations, certificates of deposit, bankers' acceptances and variable amount master demand notes.

The Fund will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so.

Amendments have been proposed to the federal rules regulating quality, maturity and diversification requirements of money market 5 funds. If the amendments are adopted, the Fund intends to comply with such new requirements.

Investments

The bank obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, fixed time deposits or other short-term bank obligations. Generally, the Fund may not invest less than 25% of the current value of its total assets in bank obligations (including bank obligations subject to repurchase agreements). The Fund limits its investments in U.S. bank obligations to banks (including foreign branches, the obligations of which are guaranteed by the U.S. parent) that have at least $1 billion in total assets at the time of investment. "U.S. banks" include commercial banks that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation. In addition, the Fund may invest in obligations of savings banks and savings and loan associations insured by the Federal Deposit Insurance Corporation that have total assets in excess of $1 billion at the time of the investment. The Fund may invest in U.S. dollar-denominated obligations of foreign banks subject to the following conditions: the foreign banks (based upon their most recent annual financial statements) at the time of investment (i) must have more than U.S. $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 100 largest banks in the world as determined on the basis of assets; and (iii) have branches or agencies in the U.S.; the obligations must be, in the opinion of the Adviser, of an investment quality comparable to obligations of U.S. banks in which the Fund may invest. Such investments may involve greater risks than those affecting U.S. banks or Canadian affiliates of U.S. banks. In addition, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary with market conditions and the remaining maturity of the obligations.

Generally, the commercial paper purchased by the Fund consists of direct obligations of domestic corporate issuers, including bank holding companies, whose obligations, at the time of investment, are (i) rated "P-1" by Moody's, "A-1" or higher by S&P or "F-1" by Fitch, (ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating of "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch, or (iii) securities that, if not rated, are of comparable investment quality as determined by the Adviser in accordance with procedures adopted by the Fund's Board of Directors.

The Fund may invest in non-convertible corporate debt securities such as notes, bonds and debentures that are rated "Aa" or higher by Moody's or "AA" or higher by S&P or Fitch, and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder. Its amount may from time to time be increased by the holder (subject to an agreed maximum) or decreased by the holder or the issuer and is payable on demand. The rate of interest varies pursuant to an agreed-upon formula. Generally, master demand notes are not rated by a rating agency. However, the Fund may invest in a master demand note that, if not rated, is in the opinion of the Adviser of investment quality comparable to rated securities in which the Fund may invest.

All of the securities in which the Fund will invest must meet credit standards applied by the Adviser pursuant to procedures established by the

Fund's Board of Directors. Should an issue of securities cease to be rated or if its rating is reduced below the minimum required for purchase by the Fund, the Adviser will dispose of any such security, as soon as practicable, unless the Directors determine that such disposal would not be in the best interests of the Fund.

In addition, the Fund may invest in variable or floating rate obligations, obligations backed by bank letters of credit, when-issued securities and securities with put features.

Each of the above-referenced eligible investments and investment practices have certain risks associated with them. For a more complete description, please refer to the Fund's Statement of Additional Information.

Why invest in Scudder Premium Money Market Shares of the Fund?

Scudder Premium Money Market Shares of the Fund may be appropriate for investors desiring monthly income, yet who are also concerned about stability of their investment principal. A money market fund may be a good choice for investors who want their assets to grow in a stable investment, investors who want to keep their "nest egg" safe and handy, or those who are simply looking to "park" their investment capital for a limited period.

Scudder Premium Money Market Shares are designed for investors who have the resources to maintain higher account balances and, in return, may be rewarded with above-average money fund income. The minimum initial investment in Shares of the Fund is $25,000 per account. By requiring larger account balances, the Fund strives to reduce the impact of fixed recordkeeping and other costs on overall expenses of this class of shares, leading to a potentially higher return for shareholders.

The Fund also offers all of the traditional benefits of a money market mutual fund. Investors enjoy the benefit of a stable $1.00 share price objective, participation in a broad range of high quality money market securities, monthly income, and ready access to their money. A shareholder can purchase or redeem shares on a daily basis, in a variety of ways.

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Additional information about
common policies, investments
and investment restrictions
---------------------------------

Each Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce a Fund's investment risk.


Scudder Premium Money Market Shares may not borrow money except for temporary purposes in order to meet redemptions. Scudder Cash Investment Trust may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements. Each Fund may not make loans except through the lending of portfolio securities, the purchase of debt obligations or through repurchase agreements.


A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in each Fund's Statement of Additional Information.


The high quality securities in which each Fund invests are divided into "first tier" and "second tier" securities. First tier securities are those securities generally rated in the highest category by at least two rating agencies (or one, if only one rating agency has rated the security). Securities which are generally rated in the two highest categories by at least two rating agencies (or one, if only one rating agency has rated the security) and which do not qualify as first tier securities are second tier securities. The Adviser may determine, pursuant to procedures approved by a Fund's Board of Directors or Trustees, that an unrated security is equivalent to a first tier or second tier security. Scudder Premium Money Market Shares will not invest more than 5% of its total assets in second tier securities or more than 1% of its total assets in second tier securities of a single issuer.

Repurchase agreements


As a means of earning income for periods as short as overnight, each Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, each Fund acquires securities, subject to the seller's agreement to repurchase those securities at a specified time and price. If the seller under a repurchase agreement becomes insolvent, each Fund's right to dispose of the securities might be restricted, or the value of the securities may decline before each Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase under a repurchase agreement, each Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.


When-issued securities


Each Fund may purchase securities on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. Each Fund will only make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation and no income accrues to the purchaser prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.


---------------------------------
Scudder Money Market Series --
Additional investments
---------------------------------

Obligations of U.S. Government agencies and instrumentalities

Obligations of U.S. Government agencies and instrumentalities are debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of such obligations are supported by (a) the full faith and credit of the U.S. Treasury (such as Government National Mortgage Association participation certificates), (b) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan
Bank), (c) the authority of the U.S. Government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association) or (d) only the credit of the issuer. In the case of obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, which agency may be privately owned. The Fund will invest in obligations of U.S. Government agencies and instrumentalities only when the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Floating and variable rate instruments

Certain of the obligations that the Fund may purchase have a floating or variable rate of interest. Such obligations bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices, such as the Prime Rate, and at specified intervals.

Municipal obligations

Municipal obligations, which are debt obligations issued by or on behalf of states, cities, municipalities and other public authorities, and may be general obligation, revenue, or industrial development bonds, include municipal bonds, municipal notes and municipal commercial paper.

The Fund's investments in municipal bonds are limited to bonds that are rated at the date of purchase "Aa" or better by Moody's or "AA" or higher by S&P or Fitch.

The Fund's investments in municipal notes will be limited to notes that are rated at the date of purchase "MIG 1" or "MIG 2" (or "VMIG 1" or "VMIG 2" in the case of an issue having a variable rate demand feature) by Moody's, "SP-1" or "SP-1+" by S&P or "F-1" or "F-1+" by Fitch.

Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt. The Fund may invest in municipal commercial paper that is rated at the date of purchase "P-1" or "P-2" by Moody's, "A-1" or "A-2" or "A-1+" by S&P or "F-1" by Fitch. If a municipal obligation is not rated, the Fund may purchase the obligation if, in the opinion of the Adviser, it is of investment quality comparable to other rated investments that are permitted in the Fund.

Letters of credit

Municipal obligations, including certificates of participation, commercial paper and other short-term obligations may be backed by an irrevocable letter of credit of a bank which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks which, in the opinion of the Adviser, are of investment quality comparable to other permitted investments of the Fund may be used for letter of credit backed investments.

Securities with put rights

The Fund may enter into put transactions with respect to obligations held in their portfolios with broker/dealers pursuant to a rule under the Investment Company Act of 1940 (the "1940 Act"), and with commercial banks.

The right of the Fund to exercise a put is unconditional and unqualified. A put is not transferable by the Fund, although the Fund may sell the underlying securities to a third party at any time. If necessary and advisable, the Fund may pay for certain puts either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a put (thus reducing the yield to maturity otherwise available for the same securities). The Fund expects, however, that puts generally will be available without the payment of any direct or indirect consideration.

The Fund may enter into puts only with banks or broker/dealers that, in the opinion of the Adviser, present minimal credit risks. The ability of the Fund to exercise a put will depend on the ability of the bank or broker/dealer to pay for the underlying securities at the time the put is exercised. In the event that a bank or broker/dealer should default on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

The Fund intends to enter into puts solely to maintain liquidity and do not intend to exercise their rights thereunder for trading purposes. The puts will only be for periods substantially less than the life of the underlying security. The acquisition of a put will not affect the valuation by the Fund of the underlying security. The actual put will be valued at zero in determining net asset value of the Fund. Where the Fund pays directly or indirectly for a put, its cost will be reflected as an unrealized loss for the period during which the put is held by the Fund and will be reflected in realized gain or loss when the put is exercised or expires. If the value of the underlying security increases, the potential for unrealized or realized gain is reduced by the cost of the put. The maturity of a municipal obligation purchased by the Fund will not be considered shortened by any put to which such obligation is subject.

Third party puts

The Fund may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals, not exceeding 397 calendar days, to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal or interest, or downgrading of a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, the risk to the Fund will be that of holding such a long-term bond and the dollar-weighted average maturity of the Fund would be adversely affected.

---------------------------------
Distribution and performance
information
---------------------------------

Dividends and capital gains distributions

The Funds' dividends are declared daily and distributed monthly to shareholders. The Funds may take into account capital gains and losses (other than long-term capital gains) in its daily dividend declaration. The Funds may make additional distributions for tax purposes, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional Scudder Cash Investment Trust shares or Scudder Premium Money Market Shares, as the case may be. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account. Dividends ordinarily will vary from one class of Scudder Money Market Series to another.

Generally, dividends from net investment income are taxable to shareholders as ordinary income whether received in cash or additional shares.

Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. It is not expected that dividends will qualify for the dividends-received deduction for corporations.

Each Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of the performance of Scudder Cash Investment Trust and Scudder Premium Money Market Shares may be included in advertisements, sales literature or shareholder reports. Performance information is computed separately for each class of Scudder Money Market Series in accordance with formulae prescribed by the Securities and Exchange Commission. Performance figures will vary in part because of the different expense structure of Scudder Money Market Series' different classes of shares. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance.

The "yield" of Scudder Premium Money Market Shares or Scudder Cash Investment Trust refers to income generated by an investment over a specified seven-day period. Yield is expressed as an annualized percentage. The "effective yield" of Scudder Premium Money Market Shares or

Scudder Cash Investment Trust is expressed similarly but, when annualized, the income earned by an investment is assumed to be reinvested and will reflect the effects of compounding. "Total return" is the change in value of an investment in Scudder Premium Money Market Shares or Scudder Cash Investment Trust for a specified period. The "average annual total return" is the average annual compound rate of return of an investment in Scudder Premium Money Market Shares or Scudder Cash Investment Trust assuming the investment has been held for one year, five years and ten years as of a stated ending date. (If a Fund has not been in operation for at least a year, only the life of the Fund will be used.) "Cumulative total return" represents the cumulative change in value of an investment in Scudder Premium Money Market Shares or Scudder Cash Investment Trust for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in Scudder Premium Money Market Shares or shares of Scudder Cash Investment Trust.

Performance will vary based upon, among other things, changes in market conditions and the level of a Fund's expenses, as well as particular class expenses in the case of Scudder Premium Money Market Shares.

---------------------------------
Fund organization
---------------------------------

The prospectuses of Scudder Cash Investment Trust and Scudder Premium Money Market Shares are combined in this prospectus. Each offers only its own shares, yet it is possible that one might become liable for a misstatement regarding the other. Each Fund's respective Board of Trustees or Directors have considered this and approved the use of a combined prospectus.

Scudder Cash Investment Trust. Scudder Cash Investment Trust is a diversified, open-end management investment company registered under the 1940 Act. The Fund was organized as a Massachusetts business trust in December 1975.

The Fund's activities are supervised by its Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Fund is not required to and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Scudder Premium Money Market Shares. Scudder Money Market Series is a diversified series of Scudder Fund, Inc., an open-end management investment company registered under the 1940 Act. The Corporation was formed in June 1982 as a Maryland corporation.

The Corporation's activities are supervised by its Board of Directors. The Board of Directors, under applicable laws of the State of Maryland, in addition to supervising the actions of the Corporation's Adviser and Distributor, as set forth below, decides upon matters of general policy.

The Corporation has adopted a plan pursuant to Rule 18f-3 (the "Plan") under the 1940 Act to permit the Corporation to establish a multiple class distribution system for all of its Funds.

Under the Plan, shares of each class represent an equal pro rata interest in a particular Fund and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class shall have a different designation; (2) each class of shares shall bear its own "class expenses;" (3) each class shall have exclusive voting rights on any matter submitted to shareholders that relates to its administrative services, shareholder services or distribution arrangements; (4) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (5) each class may have separate and distinct exchange privileges; (6) each class may have different conversion features, and (7) each class may have separate account size requirements. Expenses currently designated as "Class Expenses" by the Corporation's Board of Directors under the Plan include, for example, transfer agent fees attributable to a specific class, and certain securities registration fees.

In addition to the Scudder Premium Money Market Shares class offered herein, the Fund offers two other classes of shares, Scudder Managed Shares and Scudder Institutional Shares, which may have different fees and expenses (which may affect performance), may have different minimum investment requirements and are entitled to different services. Additional information about these other classes of shares of the Fund may be obtained by contacting Scudder Investor Services, Inc.

Each share of the Scudder Premium Money Market Shares class of the Fund shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of the Fund shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Directors of the Corporation has determined that the matter affects only the interest of shareholders of one or more classes of the Fund, in which case only the shareholders of such class or classes of the Fund shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to the Fund if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Corporation's Articles of Incorporation.

The Corporation is not required to and has no current intention of holding annual shareholder meetings, although meetings may be called for purposes such as electing or removing Directors, changing fundamental investment policies or approving an investment advisory agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Director as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

Scudder Cash Investment Trust. Scudder Cash Investment Trust retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.


The Adviser received an investment advisory fee for its services which totaled 0.41% of Scudder Cash Investment Trust's average daily net assets during the fiscal year ended June 30, 1997. The fee is graduated so that increases in the Fund's net assets may result in a lower average fee rate and decreases in the Fund's net assets may result in a higher average fee rate.


Scudder Cash Investment Trust's fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


Until October 31, 1998, the Adviser has agreed to waive all or a portion of its investment management fee payable by the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.85% of the average daily net assets.


All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder Premium Money Market Shares. The Corporation retains the investment management firm of Scudder, Stevens & Clark, Inc., a

Delaware corporation, to manage the Fund's daily investment and business affairs subject to the policies established by the Board of Directors.

Pursuant to its Investment Advisory Agreement (the "Agreement") with the Corporation on behalf of the Fund, the Adviser regularly provides the Fund with investment research, advice and supervision and continuously furnishes an investment program for the Fund, consistent with the Fund's investment objectives and policies. The Agreement further provides that the Adviser will pay the compensation and certain expenses of all officers and certain employees of the Corporation and make available to the Fund such of the Adviser's directors, officers and employees as are reasonably necessary for the Fund's operations or as may be duly elected officers or directors of the Corporation. Under the Agreement, the Adviser pays the Fund's office rent and will provide investment advisory research and statistical facilities and all clerical services relating to research, statistical and investment work. The Adviser, including the Adviser's employees who serve the Fund, may render investment advice, management and other services to others.

The Fund will bear all expenses not specifically assumed by the Adviser under the terms of the Agreement, including, among others, the fee payable to the Adviser as investment adviser, the fees of the Directors who are not "affiliated persons" (as defined in the 1940 Act) of the Adviser, the expenses of all Directors and the fees and out-of-pocket expenses of the Corporation's Custodian and its Transfer Agent. For a more complete description of the expenses to be borne by the Fund, see "Investment Adviser" and "Distributor" in the Fund's Statement of Additional Information.

The Adviser receives a management fee at an annual rate equal to 0.25% of the average daily net assets of the Fund. Management fees are computed daily and paid monthly. The Adviser has agreed to waive 0.05% of its management fee until December 31, 1997.

Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Funds.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the principal underwriter for Scudder Cash Investment Trust and Scudder Fund, Inc. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Funds. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Funds.

Custodian

State Street Bank and Trust Company is the Funds' custodian.

Scudder, Stevens & Clark, Inc., is located at Two International Place, Boston, Massachusetts.


Scudder has entered into an agreement with Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, pursuant to which Scudder will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc., and change its name to Scudder Kemper Investments, Inc. After the transaction is completed, Zurich will own approximately 70% of the new organization with the balance owned by the new organization's officers and employees.

Consummation of the transaction is subject to a number of contingencies, including regulatory approvals. The transaction is expected to close in the fourth quarter of 1997. Upon consummation of the transaction the investment management agreement with Scudder, Stevens & Clark, Inc., will terminate. The Trustees or Directors of each Fund have approved an investment management agreement with Scudder Kemper Investments, Inc. which are substantially identical to each current investment management agreement to become effective upon the termination of each current investment management agreement.


---------------------------------
Transaction information
---------------------------------

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Funds' transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone or by "Write-A-Check" prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

      The Scudder Funds
      State Street Bank and Trust Company
      Boston, MA 02101
      ABA Number 011000028
      DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the fund and class (if applicable) in which the money is to be invested,
--    the account number of the fund, and
--    the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more for Scudder Cash Investment Trust and $1,000 or more for Scudder Premium Money Market Shares to your existing account by wire.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

By exchange. Scudder Premium Money Market Shares and Scudder Cash Investment Trust may be exchanged for shares of other funds in the Scudder Family of Funds, unless otherwise determined by their respective Board of Trustees or Directors. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Minimum account requirements may be different for other Scudder Funds. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

Each Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Funds reserve the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

By "Write-A-Check." You may redeem shares by writing checks against your account balance for at least $100 for Scudder Cash Investment Trust and $1,000 for Scudder Premium Money Market Shares. Your Fund investments will continue to earn dividends until your check is presented to a Fund for payment.

Checks will be returned by the Funds' transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of twelve o'clock noon for Scudder Cash Investment Trust only and, for both Funds as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the total value of net assets of Scudder Cash Investment Trust and Scudder Premium Money Market Shares, less all liabilities, by the total number of shares outstanding. In calculating the net asset value per share, Scudder Cash Investment Trust uses the current market value of the securities. However, for securities with sixty days or less to maturity, Scudder Cash Investment Trust uses the amortized cost value. Scudder Premium Money Market Shares uses the amortized cost value in calculating the net asset value per share.

Processing time

Scudder Cash Investment Trust. Purchases made by wire and received by the Fund's transfer agent before noon on any business day are executed at noon on that day and begin earning income the same day. Those made by wire between noon and the close of regular trading on the Exchange on any business day are executed at the close of trading the same day and begin earning income the next business day. Purchases made by check are executed on the day the check is received in good order by the Fund's transfer agent and begin earning income on the next business day.

Redemption requests received in good order by the Fund's transfer agent between noon and the close of regular trading on the Exchange are executed at the net asset value calculated at the close of regular trading on that day and will earn a dividend on the redeemed shares that day. If a redemption request is received by noon, proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day.

Scudder Premium Money Market Shares. Purchases made by wire and received by the Fund's transfer agent before 4:00 p.m. on any business day are executed at 4:00 p.m. on that day and begin earning income the same day. Purchases made by check are executed on the day the check is received in good order by the Fund's transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Fund's transfer agent by 4:00 p.m. are executed at the net asset value calculated at the close of regular trading on that day and will earn a dividend on the redeemed shares that day. If a redemption request is received by 4:00 p.m., proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day.

If you wish to make a purchase of $500,000 or more for either Fund, you should notify Scudder Investor Relations by calling 1-800-225-5163.

Each Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Scudder Cash Investment Trust, Scudder Fund, Inc. and Scudder Investor Services, Inc. each reserves the right to reject purchases of shares (including exchanges) for any reason.

Tax identification number


Be sure to complete the Tax Identification Number section of the application when you open an account. Federal tax law requires a Fund to withhold 31% of taxable dividends and capital gains distributions from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing a Fund with a tax identification number during the 30-day notice period.


Minimum balances for Scudder Cash Investment Trust

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and

Redemptions--Other information" in the Fund's Statement of Additional Information for more information.

Minimum balances for Scudder Premium Money Market Shares

Initial minimum investment in the Fund is $25,000. Shareholders should maintain a share balance worth at least $15,000 (which minimum amount may be changed by the Board of Directors).

Shareholders whose account balance falls below $15,000 for at least 30 days will be given 60 days' notice to bring the account back up to $15,000 or more. Where a reduction in value has occurred due to a redemption or exchange out of the account and the account balance is not increased in 60 days, Scudder reserves the right to redeem all shares and close the account and send the proceeds to the shareholder's address of record. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

Please refer to "Exchanges and Redemptions-- Other Information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

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Shareholder benefits
---------------------------------

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Each Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for each Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits investors by bringing together many disciplines and leveraging Scudder's extensive resources.


Lead Portfolio Manager David Wines assumed responsibility for Scudder Cash Investment Trust's day-to-day management in 1996 and in 1997 for Scudder Money Market Series. Mr. Wines focuses on overall investment strategy and has over 14 years of experience as a portfolio manager in the securities business, including eight years in the mutual fund business.

Debra A. Hanson, Portfolio Manager for the Funds, assists with the development and execution of investment strategy of the Funds, and has over 14 years' experience managing short-term fixed-income portfolios. Ms. Hanson has been with Scudder since 1983.

K. Sue Cote, Portfolio Manager for the Funds, joined Scudder in 1983 and has 14 years' experience working with short-term fixed-income investments.




SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Funds; please see "How to contact Scudder" for the address.

Investment flexibility


Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.


Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Purchases

--------------------------------------------------------------------------------
Opening           Minimum initial investment:
an account             Scudder Cash Investment Trust:  $2,500; IRAs $1,000
                       Scudder Premium Money Market Shares: $25,000

                  Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

Make checks       o By Mail      Send your completed and signed application and
payable to "The                  check
Scudder Funds."
                                 by regular mail to: or  by express, registered,
                                                         or certified mail to:

                                 The Scudder Funds       Scudder Shareholder
                                 P.O. Box 2291           Service Center
                                 Boston, MA              42 Longwater Drive
                                 02107-2291              Norwell, MA  02061-1612

                  o By Wire      Please see Transaction information--Purchasing
                                 shares-- By wire for details, including the ABA wire transfer number. Then call 1-800-225-5163 for instructions.

                  o In Person    Visit one of our Investor Centers to complete
                                 your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.

--------------------------------------------------------------------------------
Purchasing       Minimum additional investment:
additional            Scudder Cash Investment Trust:  $100; IRAs $50
shares                Scudder Premium Money Market Shares:  $1,000; IRAs $100

                 Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

Make checks      o By Mail       Send a check with a Scudder investment slip, or
                                 with a payable to letter of instruction
                                 including your account number and the "The
                                 Scudder complete Fund name and class name (if applicable), to the Funds." appropriate address listed above.

                 o By Wire       Please see Transaction information--Purchasing
                                 shares-- By wire for details, including the ABA wire transfer number.

                 o In Person     Visit one of our Investor Centers to make an
                                 additional investment in your Scudder fund account. Investor Center locations are listed under Shareholder benefits.

                 o By Telephone  Please see Transaction information--Purchasing shares-- By QuickBuy for more details.

                 o By Automatic  You may arrange to make investments on a
                                 regular basis Investment Plan through automatic deductions from your bank checking ($50 minimum) account. Please call 1-800-225-5163 for more information and an enrollment form.

--------------------------------------------------------------------------------

Exchanges and redemptions

Exchanging       Minimum investments:
shares                Scudder Cash Investment Trust: $2,500 to establish a new
                        account; $100 to exchange among existing accounts
                      Scudder Premium Money Market Shares: $25,000 to establish
                        a new account; $1,000 to exchange among existing
                        accounts
For informa-     o By Telephone  To speak with a service representative, call
tion on                          1-800-225-5163 from 8 a.m. to 8 p.m. eastern
exchanging to                    time or to access SAIL(TM), Scudder's Automated
other Scudder                    Information Line, call 1-800-343-2890 (24 hours
Funds, see                       a day).
"Transaction
information--    o By Mail       Print or type your instructions and include:
By exchange."      or Fax        - Scudder Cash Investment Trust or Scudder
                                    Premium Money Market Shares and the account number you are exchanging from;
                                  - your name(s) and address as they appear on
                                    your account;
                                  - the dollar amount or number of shares you
                                    wish to exchange;
                                  - the name of the Fund (and class, if
                                    applicable) you are exchanging into;
                                  - your signature(s) as it appears on your
                                    account; and
                                  - a daytime telephone number.

                                 Send your instructions

                                 by regular mail to:  or  by express, registered,  or  by fax to:
                                                          or certified mail to:
                                 The Scudder Funds        Scudder Shareholder          1-800-821-6234
                                 P.O. Box 2291            Service Center
                                 Boston, MA               42 Longwater Drive
                                 02107-2291               Norwell, MA 02061-1612

--------------------------------------------------------------------------------
Redeeming        o By Telephone  To speak with a service representative, call
shares                           1-800-225-5163 from 8 a.m. to 8 p.m. eastern
                                 time or to access SAIL(TM), Scudder's Automated
                                 Information Line, call 1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $100,000 sent to your address of record.

                 o By "Write-    You may redeem shares by writing checks against
                   A-Check"      your account balance as often as you like for
                                 at least $100 for Scudder Cash Investment Trust and at least $1,000 for Scudder Premium Money
                                 Markets Shares, but not more than $5,000,000.

                 o By Mail       Send your instructions for redemption to the
                   or Fax        appropriate address or fax number above and
                                 include:

                                  - Scudder Cash Investment Trust or Scudder
                                    Premium Money Market Shares and the and
                                    account number you are redeeming from;
                                  - your name(s) and address as they appear on
                                    your account;
                                  - the dollar amount or number of shares you
                                    wish to redeem;
                                  - your signature(s) as it appears on your
                                    account; and
                                  - a daytime telephone number.

                                 A signature guarantee is required for
                                 redemptions over $100,000.

                                 See Transaction information--Redeeming shares.

                 o By Automatic  You may arrange to receive automatic cash
                   Withdrawal    payments periodically. Call 1-800-225-5163 for
                   Plan          more information and an enrollment form.

--------------------------------------------------------------------------------

---------------------------------------
Scudder tax-advantaged retirement plans
---------------------------------------

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee. 401(k) Plans.

o 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans. The Scudder Keogh charges you no annual custodial fee.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

--------------------------------------------------------------------------------
Investment products and services
--------------------------------------------------------------------------------

The Scudder Family of Funds++

Money Market
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
    Premium  Shares*
    Managed Shares*
  Scudder Government Money Market
    Series--Managed Shares*

Tax Free Money Market+
  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market Series--Managed  Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
    Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
  Value
    Scudder Large Company Value  Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World  Income  Opportunities
    Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. ++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges.

--------------------------------------------------------------------------------
How to contact Scudder
--------------------------------------------------------------------------------

Account Service and Information:
        For existing account service and transactions
              Scudder Investor Relations -- 1-800-225-5163
        For 24 hour account information, fund information, exchanges, and an overview of all the services available to you
              Scudder Electronic Account Services -- http://funds.scudder.com For personalized information about your Scudder accounts, exchanges and redemptions
              Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:
        For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions
              Scudder Investor Relations -- 1-800-225-2470
                                              Investor.Relations@scudder.com
              Scudder's World Wide Web Site -- http://funds.scudder.com
        For establishing 401(k) and 403(b) plans
              Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:
        To receive information about this discount brokerage service and to obtain an application
              Scudder Brokerage Services* -- 1-800-700-0820
Personal Counsel(SM) -- A Managed Fund Portfolio Program:
        To receive information about this mutual fund portfolio guidance and management program Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:
              The Scudder Funds
              P.O. Box 2291
              Boston, Massachusetts
              02107-2291

Or Stop by a Scudder Investor Center??:
        Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers.

        Check for an Investor Center near you--they can be found in the following cities:
              Boca Raton     Chicago       San Francisco
              Boston         New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

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